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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):       [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Enterprise Investors Corporation

Address: 2500 Plaza 5, Harborside Financial Center, Jersey City, NJ 07311

Form 13F File Number: 028 - 15171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert G. Faris

Title:  Chairman

Phone:  201-633-3612

Signature, Place, and Date of Signing:

/s/ Robert G. Faris           Jersey City, NJ               5/9/2013
------------------------  ------------------------  ------------------------
(Name)                    (City, State)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  1 item

Form 13F Information Table Value Total:  $202,413 (thousands)

List of Other Included Managers: NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                            COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
--------                            -------- --------- -------- ---------------------- ---------- -------- ----------------------
                                                                                                              VOTING AUTHORITY
                                    TITLE OF            VALUE    SHRS OR          PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                       CLASS    CUSIP    (x$1000)  PRN AMT   SH/PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                      -------- --------- -------- ---------- ------ ---- ---------- -------- ---------- ------ ----
AVG Technologies N.V.                 COM    N07831105 $202,413 14,541,179   SH         DEFINED      0     14,541,179